Loans receivable (Tables)	12 Months Ended
Dec. 31, 2023
Loans receivable.
Schedule of loans receivable

	December 31, 2023	December 31, 2022
Balance at January 1	3,834	123
New loans granted	1,933	31,659
Repayments of principal	(969)	(746)
Interest charged	1,403	1,404
Interest received	—	—
Foreign exchange (gain) / loss	(18)	40
Expected credit losses/change in fair value	(6,000)	(28,475)
Write-off of loans receivable	(35)	(171)
Balance at December 31	148	3,834